Jul. 01, 2026
TIFF Multi-Asset Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (fees paid directly from your investment):
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees [a]	1.05%
Other Expenses [a]	0.53%
Other Expenses	0.46%
Expenses for Securities Sold Short	0.07%
Acquired Fund Fees and Expenses	0.74%
Fee Waiver	(0.03)%
Total Fund Operating Expenses After Fee Waiver [a], [b]	2.29%

[a]	Management Fees, Other Expenses and Total Annual Fund Operating Expenses have been restated to show an estimate of what the Fund’s expenses would have been in 2025 had the fee schedules in the new money manager agreements with Fidelity and Phoenix and the amended and restated fee schedule with CenterBook been in effect during 2025. In each case, the restated fees and expenses show only the effects of the asset-based portion of the fee schedules but not the performance-based portion of the fee schedules.

[b]	Total Annual Fund Operating Expenses does not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$232	$715	$1,224	$2,621

Please keep this supplement for future reference.

TIFF INVESTMENT PROGRAM (“TIP”)
TIFF MULTI-ASSET FUND (“MAF”)

Supplement Dated July 1, 2026
to the Prospectus Dated April 30, 2026, as Supplemented April 30, 2026

This supplement provides new and additional information to the MAF Prospectus referenced above.

On June 23, 2026, the Board of Trustees of TIP (the “Board”) approved (i) a money manager agreement between TIP, on behalf of TIFF Multi-Asset Fund (the “Fund”), and Phoenix Asset Management Partners Limited (“Phoenix”), a new money manager for the Fund, and (ii) a money manager agreement between TIP, on behalf of the Fund, and Fidelity Diversifying Solutions LLC (“Fidelity”), a new money manager for the Fund, both effective July 1, 2026. The Board also approved an amended and restated fee schedule to the money manager agreement between the Fund and CenterBook Partners LP (“CenterBook”). Finally, effective July 1, 2026, portfolio manager Trevor Graham was appointed Co-Chief Investment Officer of TIP and Brad Calder was added as a portfolio manager of the Fund.